Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2010	$ 30,382	$ 365,007	$ 473,316	$ (408,615)	$ 1,959	$ 462,049
Net income			85,979			85,979
Dividends paid			(12,538)			(12,538)
Stock awards and exercise of stock options (Note 4)	555	33,218		(11,576)		22,197
Purchases of treasury stock (Note 20)				(143,970)		(143,970)
Other		(131)		70	28	(33)
Balance at Dec. 31, 2011	30,937	398,094	546,757	(564,091)	1,987	413,684
Net income			89,304			89,304
Dividends paid			(13,026)			(13,026)
Stock awards and exercise of stock options (Note 4)	652	38,893		(16,085)		23,460
Purchases of treasury stock (Note 20)				(60,624)		(60,624)
Other		377		68	48	493
Balance at Dec. 31, 2012	31,589	437,364	623,035	(640,732)	2,035	453,291
Net income			77,227			77,227
Dividends paid			(14,148)			(14,148)
Stock awards and exercise of stock options (Note 4)	656	44,366		(18,851)		26,171
Purchases of treasury stock (Note 20)				(92,911)		(92,911)
Other		(719)		(140)	119	(740)
Balance at Dec. 31, 2013	$ 32,245	$ 481,011	$ 686,114	$ (752,634)	$ 2,154	$ 448,890